Income Tax Expense (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Expense [Abstract]
Domestic income tax	24.00%	24.00%
Unabsorbed tax losses	RM 4,881,000	RM 3,273,000
Capital allowances	RM 3,371,000	RM 2,554,000